Financial instruments and Risk Management - Summary of Amounts Related to Items Designated as Hedging Instruments (Parenthetical) (Detail) - Designated in a Cash Flow Hedge [Member]	12 Months Ended
Mar. 31, 2019
Sterling, Euro And Us Dollar Denominated Borrowings [Member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
Description of hedging instruments used to hedge risk exposures and how they are used	currency swaps and interest rate swaps
Us Dollar Step Up Interest on Us Denominated Borrowings [Member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
Description of hedging instruments used to hedge risk exposures and how they are used	forward currency contracts
Foreign Currency Purchases, Principally Denominated in Us Dollar, Euro And Asia Pacific Currencies [Member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
Description of hedging instruments used to hedge risk exposures and how they are used	forward currency contracts